Annual Total Returns- Vanguard International Dividend Appreciation Index Fund (ETF) [BarChart] - ETF - Vanguard International Dividend Appreciation Index Fund - ETF Shares	2017	2018	2019	2020
Total	27.79%	(11.28%)	27.00%	15.11%	[1]

[1]	The year-to-date return as of the most recent calendar quarter, which ended June 30, 2021, was 7.79%.